Accounts Receivable, Net (Details) - Schedule of accounts receivable, net - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of accounts receivable, net [Abstract]
Trade accounts receivable from third-part customers	$ 22,376,370	$ 17,069,627
Less: allowances for doubtful accounts	(11,124,368)	(3,228,732)	$ (1,815,927)
Total accounts receivable from third-party customers, net	11,252,002	13,840,895
Add: accounts receivable, net, related parties	469,474	450,473
Accounts receivable, net	$ 11,721,476	$ 14,291,368